UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-55408
                                   -------------------------

                             Ameritor Security Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ameritor Financial Corporation
             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30/2007
                         ----------------------

Date of reporting period: 06/30/2007
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    AMERITOR


                                    SECURITY
                                      TRUST


                                  ANNUAL REPORT


                                  June 30, 2007


                           [LOGO] Ameritor
                                    Financial
                                      Corporation
                                        Investment Advisor

Dear Shareholder:

      As of the fiscal year ended June 30, 2007 there were 2,601,482 shares outstanding of the sole class of the Fund and each share had a net asset value ("NAV") of $.37. This NAV compares with an NAV of $.41 at June 30, 2006,and an unaudited NAV of $.36 per share at December 31, 2006.

      During the fiscal year ended June 30, 2007 Ameritor Financial Corp. ("the Advisor") was responsible for management of the Fund's portfolio. However, in October of 2006 the Fund's former portfolio manager/consultant was replaced by Mrs. Carole Kinney, an officer of the Fund and Advisor. At that time, for both defensive purposes and to realign the portfolio, the majority of the Fund's portfolio securities were liquidated and the Fund's assets were held in cash in anticipation of a buy opportunity after a market correction that had recently occurred. In January of 2007 Ms. Kinney initiated a program of purchasing quality securities she believed were undervalued and held the potential for capital appreciation. As the market becomes more volatile we plan to continue this program, holding the quality securities in the portfolio and, at the same time, maintaining some cash in order to take advantage of buying opportunities during market corrections.

      Were it not for the Fund's expense ratio the Ameritor Security Trust would have had a relatively good fiscal year in that its portfolio of securities had an unrealized gain of 9.44%(without taking into account Fund expenses). However, taking into account those expenses, which we must, the Fund was down 9.76%. This compares to an increase of 16.43% for the Russell 2000 Index and an increase of 20.59% for the S&P 500 Index. Our portfolio strengths and gains are attributable to our exposure in metals, minerals, oils and computers, which outperformed the market in 2007. We had neutral performance in the banking and medical sectors. And, our portfolio weakness resulted from our positions in the building products and retail sectors, which underperformed the market.

      We are generally pleased with the Fund's portfolio performance for the fiscal year. However, we have studied the negative characteristics associated with the Fund's poorer performing securities and we have endeavored to adjust the portfolio accordingly at the appropriate times. Over the past few weeks the market has undergone a sharp and emotional pull back that was the result primarily of sub-prime mortgage concerns and the spillover impact they might have on larger credit issues. While the pullback has been broad based we believe that it nonetheless presents buying opportunities and we intend to be very proactive during this period in looking for and reacting to such opportunities.

      As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same over sight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund's performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also are exploring avenues which may be available to increase the Fund's assets which in turn would operate to reduce the overall expense ratio and increase the Fund's performance.

      The performance data quoted represents past performance and investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our many years of operation.

                                           Very truly yours,

                                           /s/ Jerome Kinney
                                           -----------------
                                           Jerome Kinney
                                           PRESIDENT

                            TAIT, WELLER & BAKER LLP
                          Certified Public Accountants

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Ameritor Security Trust Fund
Washington, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Ameritor Security Trust Fund as of June 30, 2007 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.



                                           /s/ Tait, Weller & Baker LLP
                                           ----------------------------
                                           TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 13, 2007

--------------------------------------------------------------------------------
                                                                               1

AMERITOR SECURITY TRUST FUND

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)

June 30, 2007
================================================================================

Sector Breakdown
--------------------------------------------------------------------------------

Aerospace                                                                  2.22%
Apparel                                                                    2.96%
Banks                                                                      7.10%
Building Products                                                          3.65%
Cable TV                                                                   1.17%
Cellular Telcom                                                            2.46%
Computers                                                                  7.11%
E-Commerce                                                                 2.18%
Finance                                                                    1.08%
Food                                                                       3.83%
Machinery                                                                  1.49%
Manufacturing                                                              7.08%
Medical                                                                    9.22%
Metals                                                                     5.54%
Minerals                                                                   3.67%
Newspapers                                                                 1.06%
Office Automation                                                          2.14%
Office Supplies                                                            1.48%
Oil                                                                       11.51%
Oil & Gas                                                                  2.09%
Recreational Vehicles                                                      2.54%
Rehab Centers                                                              1.89%
Retail                                                                     3.54%
Savings & Loan                                                             2.00%
Semiconductors                                                             2.23%
Cash Equivalents                                                          11.03%
--------------------------------------------------------------------------------
Total Investments                                                        102.27%
Liabilities in excess of other assets                                     -2.27%
--------------------------------------------------------------------------------
Total Net Assets                                                         100.00%


--------------------------------------------------------------------------------
See notes to financial statements.                                             2

AMERITOR SECURITY TRUST FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2007
--------------------------------------------------------------------------------

Number of                                                               Market
 Shares    Description                                                  Value
---------  -----------                                               -----------
           COMMON STOCKS:                                 91.24%

           AEROSPACE                                       2.22%
    300    United Technologies, Corp.                                $   21,279
                                                                     ----------
           APPAREL                                         2.96%
    300    Children's Place *                                            15,492
    500    Carters, Inc. *                                               12,970
                                                                     ----------
                                                                         28,462

           BANKS                                           7.10%
    250    HSBC Holdings PLC - ADR                                       22,943
    350    Wachovia, Corp.                                               17,938
    350    Bank of America, Corp.                                        17,111
    200    Citigroup, Inc.                                               10,258
                                                                     ----------
                                                                         68,250

           BUILDING PRODUCTS                               3.65%
    500    Home Depot, Inc.                                              19,675
    500    Lowes Companies, Inc.                                         15,345
                                                                     ----------
                                                                         35,020

           CABLE TV                                        1.17%
    400    Comcast, Corp. *                                              11,248
                                                                     ----------

           CELLULAR TELCOM                                 2.46%
    350    Alltell, Corp.                                                23,642
                                                                     ----------

           COMPUTERS                                       7.11%
    200    Apple, Inc. *                                                 24,408
    800    Dell, Inc. *                                                  22,840
    200    International Business Machines, Corp.                        21,050
                                                                     ----------
                                                                         68,298

           E-COMMERCE                                      2.18%
    300    Nutrisystem, Inc. *                                           20,952

--------------------------------------------------------------------------------
See notes to financial statements.                                             3

AMERITOR SECURITY TRUST FUND

June 30, 2007
--------------------------------------------------------------------------------

Number of                                                               Market
 Shares    Description                                                  Value
---------  -----------                                               -----------
           FINANCE                                         1.08%
    500    Western Union, Co. *                                          10,415
                                                                     ----------

           FOOD                                            3.83%
    400    Hershey, Co.                                                  20,248
    300    Wrigley/William/Jr, Co.                                       16,593
                                                                     ----------
                                                                         36,841

           MACHINERY                                       1.49%
    200    Flowserve, Corp.                                              14,320
                                                                     ----------

           MANUFACTURING                                   7.08%
    550    Ingersoll Rand, Co. Ltd. CL-A                                 30,151
    550    General Electric, Co.                                         21,054
    300    Honeywell International, Inc.                                 16,884
                                                                     ----------
                                                                         68,089

           MEDICAL                                         9.22%
    300    Wellpoint, Inc. *                                             23,949
    300    Johnson & Johnson                                             18,486
    300    Novartis AG - ADR                                             16,821
    300    Medtronic, Inc.                                               15,558
    250    Amgen, Inc. *                                                 13,822
                                                                     ----------
                                                                         88,636

           METALS                                          5.54%
    700    Alcoa, Inc.                                                   28,371
    300    Freeport McMoran Copper                                       24,846
                                                                     ----------
                                                                         53,217

           MINERALS                                        3.67%
  3,000    Northern Dynasty Minerals *                                   35,280
                                                                     ----------

           NEWSPAPERS                                      1.06%
    400    The New York Times, Co. CL-A                                  10,160
                                                                     ----------

           OFFICE AUTOMATION                               2.14%
    350    Cannon, Inc. - ADR                                            20,524
                                                                     ----------

           OFFICE SUPPLIES                                 1.48%
    600    Staples, Inc.                                                 14,238
                                                                     ----------

--------------------------------------------------------------------------------
See notes to financial statements.                                             4

AMERITOR SECURITY TRUST FUND

June 30, 2007
--------------------------------------------------------------------------------

Number of                                                               Market
 Shares    Description                                                  Value
---------  -----------                                               -----------
           OIL                                            11.51%
    300    Schlumberger, Ltd.                                            25,482
    350    Canadian Natural Resources                                    23,223
    400    Occidental Petroleum, Corp.                                   23,152
    700    CNX Gas, Corp. *                                              21,420
    500    Halliburton, Co.                                              17,250
                                                                     ----------
                                                                        110,527

           OIL & GAS                                       2.09%
    600    Nabors Industries, Ltd. *                                     20,028

           RECREATIONAL VEHICLES                           2.54%
    450    Polaris Industries, Inc.                                      24,372

           REHAB CENTERS                                   1.89%
    500    Psychiatric Solutions, Inc. *                                 18,130

           RETAIL                                          3.54%
    450    Walgreen, Co.                                                 19,593
    300    Walmart Stores, Inc.                                          14,433
                                                                     ----------
                                                                         34,026

           SAVINGS & LOAN                                  2.00%
    450    Washington Mutual, Inc.                                       19,188

           SEMICONDUCTORS                                  2.23%
    900    Intel, Corp.                                                  21,384
                                                                     ----------
           Total Common Stock (Cost $768,474)                           876,526
                                                                     ----------

    Par    SHORT TERM INVESTMENTS                         11.03%
---------
  105,941  Evergreen Institutional Money Market Fund
           (Cost $105,941)                                              105,941
                                                                     ----------

           TOTAL INVESTMENTS:
           (Cost: $874,415)**                            102.27%        982,467
           Liabilities in excess of other assets          (2.27%)       (21,770)
                                                        -------      ----------
           NET ASSETS                                    100.00%     $  960,697
                                                        =======      ==========

*     Non-income producing

** Cost for Federal income tax purposes is $874,415 and net unrealized appreciation consists of:

           Gross unrealized appreciation                             $  120,536
           Gross unrealized depreciation                                (12,484)
                                                                     ----------
           Net unrealized appreciation                               $  108,052
                                                                     ==========

--------------------------------------------------------------------------------
See notes to financial statements.                                             5

AMERITOR SECURITY TRUST FUND

SCHEDULE OF ASSETS AND LIABILITIES

June 30, 2007
--------------------------------------------------------------------------------

ASSETS
   Investments at value (identified cost of $874,415) (Notes 1 & 4)                 $     982,467
   Receivables:
      Interest                                                                                503
      Dividends                                                                               744
   Prepaid Insurance                                                                        2,119
                                                                                    -------------
      TOTAL ASSETS                                                                        985,833
                                                                                    -------------

ACCRUED LIABILITIES
   Accrued administration fees                                                              5,000
   Accrued transfer agent fees                                                              1,772
   Accrued advisory fees                                                                    1,624
   Accrued expenses                                                                        16,740
                                                                                    -------------
      TOTAL LIABILITIES                                                                    25,136
                                                                                    -------------

NET ASSETS                                                                          $     960,697
                                                                                    =============
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($960,697/2,601,482 shares outstanding)                       $        0.37
                                                                                    =============

   At June 30, 2007, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):

      Paid in capital                                                               $   3,503,468
      Accumulated realized losses on investments                                       (2,650,823)
      Net unrealized appreciation of investments                                          108,052
                                                                                    -------------
      Net Assets                                                                    $     960,697
                                                                                    =============

--------------------------------------------------------------------------------
See notes to financial statements.                                             6

AMERITOR SECURITY TRUST FUND

SCHEDULE OF OPERATIONS

Year ended June 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                              $     5,637
   Interest income                                                                   28,887
                                                                                -----------
                                                                                     34,524
                                                                                -----------
EXPENSES
   Administrative services (Note 2)                             $  60,000
   Legal and audit fees                                            29,047
   Transfer agent fees (Note 2)                                    21,250
   Accounting fees                                                 15,162
   Investment advisory fees (Note 2)                                9,825
   Custody fees                                                     2,930
   Directors                                                        4,248
   Miscellaneous                                                   18,283
                                                                ---------
      Total expenses                                                                160,745
                                                                                -----------
   Net Investment Loss                                                             (126,221)
                                                                                -----------

NET REALIZED AND UNREALIZED GAINS/LOSSES ON INVESTMENTS:
   Net realized loss on investments                                                 (33,812)
   Net increase in unrealized appreciation on investments                            41,314
                                                                                -----------
   Net gain on investments                                                            7,502
                                                                                -----------
   Net decrease in net assets resulting from operations                         $  (118,719)
                                                                                ===========

--------------------------------------------------------------------------------
See notes to financial statements.                                             7

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended June 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                                             Year ended        Year ended
                                                                            June 30, 2007     June 30, 2006
                                                                            -------------     -------------
OPERATIONS
   Net investment loss                                                      $    (126,221)    $    (133,544)
   Net realized gain (loss) on investments                                        (33,812)          195,980
   Change in unrealized appreciation of investments                                41,314            47,055
                                                                            -------------     -------------
   Net increase/(decrease) in net assets resulting from operations               (118,719)          109,491

CAPITAL SHARE TRANSACTIONS (Note 3)
   Net decrease in net assets resulting from capital share transactions           (45,658)          (55,876)
                                                                            -------------     -------------
   Net increase (decrease) in net assets                                         (164,377)           53,615
   Net assets at beginning of year                                              1,125,074         1,071,459
                                                                            -------------     -------------

NET ASSETS at the end of the year                                           $     960,697     $   1,125,074
                                                                            =============     =============

--------------------------------------------------------------------------------
See notes to financial statements.                                             8

AMERITOR SECURITY TRUST FUND

FINANCIAL HIGHLIGHTS

For A Share Outstanding Throughout The Year
--------------------------------------------------------------------------------

                                                                   Years Ended June 30,
                                          ---------------------------------------------------------------------
                                             2007           2006           2005           2004           2003
                                          ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance
   Net asset value, beginning of year     $    0.41      $    0.37      $    0.45      $    0.45      $    0.49
                                          ---------      ---------      ---------      ---------      ---------

   Income from investment operations -
      Net investment (loss)                   (0.05)         (0.05)         (0.05)         (0.05)         (0.06)
      Net realized and unrealized gain
         (loss) on investments                 0.01           0.09          (0.03)          0.05           0.02
                                          ---------      ---------      ---------      ---------      ---------
   Total from investment operations           (0.04)          0.04          (0.08)          (.00)         (0.04)
                                          ---------      ---------      ---------      ---------      ---------

   Net asset value, end of year           $    0.37      $    0.41      $    0.37      $    0.45      $    0.45
                                          =========      =========      =========      =========      =========

   Total Return                               (9.76)%        10.81%        (17.78)%         0.00%         (8.16)%
                                          =========      =========      =========      =========      =========

Ratio/Supplemental Data
   Net assets, end of period (000's)      $     961      $   1,125      $   1,071      $   1,318      $   1,340

   Ratio to average net assets
      Expense ratio - net                     16.36%         12.84%         12.85%         12.56%         14.78%
      Net (loss)                             (12.85)%       (11.51)%       (11.70)%       (11.81)%       (14.14)%

   Portfolio turnover rate                      140%           286%           606%           182%           214%

--------------------------------------------------------------------------------
See notes to financial statements.                                             9

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sale price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid prices. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Securities or other assets for which market quotations are not readily available or may be unreliable are valued at their fair value as determined in good faith under procedures established and monitored by the Fund's board of directors. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are value at amortized cost.

      B. Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

            On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

            The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2007 the Fund had accumulated capital loss carryforwards for tax purposes of $2,650,823. Of this amount, $1,716,365 expires June 30, 2009,
            $843,827 expires June 30, 2010, $56,819 expires June 30, 2012 and
            $33,812 expires June 30, 2015.

-------------------------------------------------------------------------------
                                                                              10

AMERITOR SECURITY TRUST FUND

June 30, 2007
--------------------------------------------------------------------------------

      C. New Accounting Pronouncement - In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      D. Distributions to Shareholders - No distributions were paid in fiscal years 2006 or 2007. At June 30, 2007, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Capital loss carryforward                          $  (2,650,823)
               Unrealized appreciation                                  108,052
                                                                  -------------
                                                                  $  (2,542,771)
                                                                  =============

      E. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      G. Reclassification of Capital Accounts - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2007 the Fund decreased paid in capital by $126,221 and decreased accumulated net investment loss by $126,221.

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                                                                              11

AMERITOR SECURITY TRUST FUND

June 30, 2007
--------------------------------------------------------------------------------

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:


                               Year Ended                   Year Ended
                       --------------------------    --------------------------
                             June 30, 2007                 June 30,2006
                       --------------------------    --------------------------
                         Shares          Amount        Shares          Amount
                       -----------    -----------    -----------    -----------

Shares redeemed           (124,121)   $   (45,658)      (131,629)   $   (55,876)
                       -----------    -----------    -----------    -----------
Net decrease              (124,121)   $   (45,658)      (131,629)   $   (55,876)
                       ===========    ===========    ===========    ===========

Shares outstanding
    Beginning of year    2,725,603                     2,857,232
                       -----------                   -----------
    End of year          2,601,482                     2,725,603
                       ===========                   ===========

(4)   PURCHASE AND SALE OF SECURITIES

      During the year ended June 30, 2007, purchases and proceeds from sales of investment securities were $1,072,440 and $724,448, respectively. Cost of securities for income tax purposes was $874,415 at June 30, 2007. Net unrealized appreciation of investments aggregated $108,052, which relates to gross unrealized appreciation of $120,536 and gross unrealized depreciation of $12,484.

      SUPPLEMENTAL INFORMATION

            VOTING PROXIES ON FUND PORTFOLIO SECURITIES

            A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2007 is available on or through the SEC's website at www.sec.gove.

            QUARTERLY PORTFOLIO HOLDINGS

            The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gove. The Fund's Forms N-Q may be reviewed and copies at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
                                                                              12

AMERITOR SECURITY TRUST FUND

June 30, 2007
--------------------------------------------------------------------------------


(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

---------------------------------------------------------------------------------------------------------------------
               (1)                     (2)           (3)              (4)                (5)               (6)
---------------------------------------------------------------------------------------------------------------------
       Name                        Position(s)     Term of          Principal          Number of           Other
       Address and                  Held with     Office and      Occupation(s)      Portfolios in     Directorships
       Age                            Fund        Length of        During Past       Fund Complex         Held by
                                                 Time Served         5 Years          Overseen by         Trustee
                                                                                        Trustee
---------------------------------------------------------------------------------------------------------------------
       Non-Interested Trustee
---------------------------------------------------------------------------------------------------------------------
       Richard P. Ellison         Non-Interested   8 Years        President and            1              Potomac
       1410 Coventry Lane            Trustee        Served       Chief Executive                           Group
       Alexandria, VA 22304                        Term is         Officer of                             Homes;
       Age 76                                      For Life         Intervest                              Boat
                                                                 Financial Corp.                          America
---------------------------------------------------------------------------------------------------------------------
       James I. Schwartz              Non-          5 Year      Retired President          1               None
       14801Pennfield Circle       Interested       Served        Capital City
       #307                          Trustee       Term is       Savings & Loan
       Silver Spring, MD                           For Life            And
       20906                                                     Schwartz & Co.
       Age 80
---------------------------------------------------------------------------------------------------------------------
       Interested Trustee And Officers
---------------------------------------------------------------------------------------------------------------------
       Carole S. Kinney             Trustee,       8 Years       Chairman of the           2               None
       8020 Thornley Court         Secretary,       served          Board of
       Bethesda, MD 20817              and         Term is          Ameritor
       Age 61                       Chairman       For life         Financial
                                     of the                        Corporation
                                      Fund                         Since 1998
---------------------------------------------------------------------------------------------------------------------
       Jerome Kinney                President      8 Years         Founder and             1               None
       8020 Thornley Court                          served         President,
       Bethesda, MD 20817                           Term=1      Jerome F. Kinney
       Age 77                                        year            Company
                                                                   (builder);
                                                                  President and
                                                                      CEO,
                                                                    Ameritor
                                                                    Financial
                                                                   Corporation
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

June 30, 2007
--------------------------------------------------------------------------------

Expense Examples (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning          Ending        Expenses Paid
                                             Account Value    Account Value     During Period
                                                1/1/07           6/30/07      1/1/07 - 6/30/07*
                                             -------------    -------------   -----------------

Actual                                         $1,000.00        $1,027.78         $   82.25
Hypothetical (5% return before expenses)       $1,000.00        $1,024.80         $   82.13


* Expenses are equal to the Fund's annual expense ratio of 16.36% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).



SUPPLEMENTAL INFORMATION (UNAUDITED)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

After an in-depth discussion and review of the Investment Advisory Agreement, and upon Motion duly made, seconded and unanimously carried, it was
RESOLVED, that the Investment Advisory Agreement between the Ameritor Funds and Ameritor Financial Corporation, be and it hereby is renewed for one (1) year from July 1, 2007 to and including June 30, 2008.
--------------------------------------------------------------------------------

In considering approval of the investment advisory agreement the Trustees requested and received, and the Advisor furnished, certain materials about (a) the quality of the Advisor's investment management; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices and investment strategies; (e) the Funds' overall fees and operating expenses compared with similar mutual funds; (f) the level of the Advisor's profitability from its Fund-related operations; (g) the Advisor's compliance systems; (h) the Advisor's policies on and compliance procedures for personal securities transactions; (i) the Advisor's reputation, expertise and resources; (j) the Funds' performance compared with similar mutual funds; and (k) the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale.

At the meeting additional oral and written information was presented to the Board, including Memoranda prepared by counsel specifying the Trustees responsibilities with respect to consideration of Advisory Agreements, to help the Board evaluate the Advisor's fee and other aspects of the investment management Board did not identify any single piece of information that was all-important or controlling.

In considering the nature, extent and quality of services provided by Ameritor Financial Corporation, the Board of Trustees reviewed the portfolio management, supervision and regulatory compliance services provided by Ameritor Financial Corporation to the Funds. The Board concluded that Ameritor Financial Corporation was providing essential services to the Funds.

The Trustees compared the performance of the Funds to benchmark indices over various periods of time and also examined the Funds' investment objective. Based upon this the Board concluded that the recent performance of the Funds under the guidance of Ms. Kinney warranted the continuation of the advisory agreement.

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by Ameritor Financial Corporation from its relationship with the Funds and concluded that such expenses with no profits were reasonable and not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee paid by the Funds, although high, was not excessive considering all the factors, particularly the small size of the Funds. They noted that this fee also is adjusted downward if economies of scale were realized during the current contract period as the Funds grew, but did not consider that factor to be significant in light of the other factors considered.

The Trustees found significant the fact that Mr. Kinney had been able to reduce the fees that AFC charged the Ameritor Investment Fund as the result of fee waivers and several cost saving procedures that were implemented during the last year including, but not limited to, undertaking to prepare and file SEC reports that previously had generated outside provider expenses. They also recognized his efforts in negotiating the best possible audit fees.
--------------------------------------------------------------------------------

Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S&P 500 Index for each fiscal year from June 30, 1998 to June 30, 2007.

                         Total Return vs S&P 500 Index

  [The following table was depicted as a line chart in the printed material.]

                          AVERAGE ANNUAL TOTAL RETURNS
              1 YEAR                  5 YEAR                 10 YEAR
              (9.8)%                  (5.5)%                 (6.4)%
--------------------------------------------------------------------------------

         Ameritor Security Trust            S&P 500 Index* & **
         -----------------------            -------------------
06/30/96         $10,000                          $10,000
06/30/97         $11,948                          $13,013
06/30/98         $17,532                          $15,976
06/30/99         $22,208                          $17,133
06/30/00          $9,749                          $14,422
06/30/01          $6,825                          $11,659
06/30/02          $6,268                          $11,640
06/30/03          $6,268                          $13,863
06/30/04          $5,153                          $14,739
06/30/05          $5,710                          $16,011
06/30/06          $5,153                          $19,307

*     Past performance is not predictive of future performance.

**    S&P 500 Index is adjusted to reflect the reinvestment of dividends.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

                         Ameritor Financial Corporation
                             Ameritor Security Trust


                                 Privacy Policy

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

      o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and

      o     Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

                                AMERITOR SECURITY TRUST
                                4400 MacArthur Blvd, #301
                                Washington, D.C. 20007-2521
                                1-800-424-8570
                                202-625-6000 Washington, D.C. area

                                Transfer Agent
                                Ameritor Financial Corporation
                                4400 MacArthur Blvd, #301
                                Washington, D.C. 20007-2521

                                Custodian
                                USBank
                                Two Liberty Place,
                                Suite 2000
                                Philadelphia, PA 19102


                                Independent Accountants
                                Tait,
                                Weller & Baker Suite
                                800
                                8 Penn Center Plaza
                                Philadelphia, PA 19103-2108


                                For more information about
                                Ameritor Security Trust,
                                account information or
                                daily Net Asset Values, call:

                                Shareholder Services
                                1-800-424-8570
                                202-625-6000 Washington, D.C. area

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2007 and 2006, respectively.

(b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2007 and 2006, respectively.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2007 and 2006, respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through
       (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2007 and 2006, respectively.

(e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph
       (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2007 and June 30, 2006 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

(h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

      o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

      o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted: September 2003

ITEM 12. EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

       (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

       (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2007
      ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2007
      ----------------------